UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON June 30, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON September 30, 2010.

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   November 12, 2010

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $187106
                                        (thousands)

List of Other Included Managers:  None

Authority			   Market  Sh or    SH or  Inv      Sole
Name of Issuer   Class CUSIP	   Value   Prn amt  Pr Opt Disc     Voting
ARENA RESOUR 	 COM   40049108    14755   462551   SH	   DEFINED  375451
CYBERSOURCE 	 COM   23251J106   4529	   177400   SH	   DEFINED  177400
MILLIPORE CORP   COM   601073109   72189   676882   SH	   DEFINED  676882
MILLIPORE CORP   NOTE  601073AD1   43777   34969000 SH	   DEFINED  34969000
SONICWALL INC    COM   835470105   2947	   250768   SH	   DEFINED  250768
SYBASE INC       COM   871130100   48909   756396   SH	   DEFINED  756396